Trade Accounts Receivable, Net - Aging of Accounts Receivable (Details) - Gross carrying amount - Trade receivables - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade Accounts Receivable, Net
Accounts receivable	$ 47,765	$ 35,849
Current
Trade Accounts Receivable, Net
Accounts receivable	36,978	28,523
0‑30 days
Trade Accounts Receivable, Net
Accounts receivable	7,517	4,108
31‑60 days
Trade Accounts Receivable, Net
Accounts receivable	1,037	622
61‑90 days
Trade Accounts Receivable, Net
Accounts receivable	463	373
91‑120 days
Trade Accounts Receivable, Net
Accounts receivable	291	748
120+ days
Trade Accounts Receivable, Net
Accounts receivable	$ 1,479	$ 1,475